Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 6,531	$ 6,590
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	30,838	34,004
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(24,307)	(27,414)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	6,799	6,886
Defined benefit pension plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	30,758	33,897
Defined benefit pension plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(23,959)	(27,011)
Defined benefit pension plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Defined benefit healthcare plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(268)	(296)
Defined benefit healthcare plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	80	107
Defined benefit healthcare plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(348)	(403)
Defined benefit healthcare plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Total employee benefit liabilities (within Note 27 ‘Accruals, deferred income and other liabilities’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(1,017)	(1,160)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 7,548	$ 7,750